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As filed with the Securities and Exchange Commission on May 1, 2013

Securities Act File No. 333-186323

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 3

☐ Post-Effective Amendment No.

SARATOGA INVESTMENT CORP.
(Exact Name of Registrant as Specified in Charter)

535 Madison Avenue
New York, New York 10022
(Address of Principal Executive Offices)

(212) 906-7800
(Registrant's Telephone Number, Including Area Code)

Christian L. Oberbeck
Chief Executive Officer
Saratoga Investment Corp.
535 Madison Avenue
New York, New York 10022
(Name and Address of Agent for Service)

COPIES TO:
Steven B. Boehm, Esq. Harry S. Pangas, Esq. Sutherland Asbill & Brennan LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001 Tel: (202) 383-0100 Fax: (202) 637-3593	Thomas R. Westle, Esq. Brad L. Shiffman, Esq. Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, NY 10174 Tel: (212) 885-5239 Fax: (917) 332-3817

Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration Statement.

        If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount to be Registered	Proposed Maximum Offering Price per Note	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee

Notes	$40,250,000	100%	$40,250,000	$5,491(3)

(1)
Estimated solely for the purposes of determining the registration fee pursuant to Rule 457(a) under the Securities Act of 1933 (the "Securities Act").

(2)
Includes notes that may be issued pursuant to the underwriters' option to purchase additional notes.

(3)
Previously paid.

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

 SARATOGA INVESTMENT CORP.

EXPLANATORY NOTE

        The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 is to incorporate by reference the preliminary prospectus filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 filed on April 29, 2013 (SEC File No. 333-186323 and Pre-Effective Amendment No. 2 to the Registration Statement filed on April 30, 2013 (SEC File No. 333-186323). Accordingly, this Pre-Effective Amendment No. 3 consists only of a facing page to the registration statement, the aforementioned preliminary prospectus incorporated by reference herein, this explanatory note and Part C of the Registration Statement on Form N-2. This Pre-Effective Amendment No. 3 does not modify any other part of the Registration Statement. The remainder of the contents of the Registration Statement previously filed in Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 2 to the Registration Statement are hereby incorporated by reference herein.

 PART C—OTHER INFORMATION

Item 25.    Financial Statements and Exhibits

        1.     Financial Statements

        2.     Exhibits

        The following exhibits are filed as part of this report or hereby incorporated by reference to exhibits previously filed with the SEC:

Exhibit Number	Description
(a)(1)	Articles of Incorporation of Saratoga Investment Corp. (incorporated by reference to Saratoga Investment Corp.'s Form 10-Q for the quarterly period ended May 31, 2007, File No. 001-33376).
(a)(2)	Articles of Amendment of Saratoga Investment Corp. (incorporated by reference to Saratoga Investment Corp.'s Current Report on Form 8-K filed August 3, 2010).
(a)(3)	Articles of Amendment of Saratoga Investment Corp. (incorporated by reference to Saratoga Investment Corp.'s Current Report on Form 8-K filed August 13, 2010).
(b)	Amended and Restated Bylaws of Saratoga Investment Corp. (incorporated by reference to Saratoga Investment Corp.'s Current Report on Form 8-K filed on March 5, 2008).
(c)	Not applicable.

Exhibit Number	Description
(d)(1)	Specimen certificate of Saratoga Investment Corp.'s common stock, par value $0.001 per share. (incorporated by reference to Saratoga Investment Corp.'s Registration Statement on Form N-2, File No. 333-169135, filed on September 1, 2010).
(d)(2)
Registration Rights Agreement dated July 30, 2010 between GSC Investment Corp., GSC CDO III L.L.C., and the investors party thereto (incorporated by reference to Saratoga Investment Corp.'s Current Report on Form 8-K filed on August 3, 2010).
(d)(4)
Form of Indenture by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 30, 2013).
(d)(5)	Statement of Eligibility of Trustee on Form T-1 (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 30, 2013).
(d)(6)
Form of First Supplemental Indenture between the Company and U.S. Bank National Association (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 30, 2013).
(d)(7)
Form of Note (Filed as Exhibit A to First Supplemental Indenture referred to in Exhibit (d)(6)) (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 30, 2013).
(e)	Form of Dividend Reinvestment Plan (incorporated by reference to Amendment No. 2 to the registrant's Registration Statement on Form N-2, File No. 333-138051, filed on January 12, 2007).
(f)	Not applicable.
(g)
Investment Advisory and Management Agreement dated July 30, 2010 between GSC Investment Corp. and Saratoga Investment Advisors, LLC (incorporated by reference to Saratoga Investment Corp.'s Current Report on Form 8-K filed on August 3, 2010).
(h)	Form of Underwriting Agreement (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 30, 2013).
(i)	Not applicable.
(j)
Custodian Agreement dated March 21, 2007 between GSC Investment LLC and U.S. Bank National Association (incorporated by reference to Saratoga Investment Corp.'s Form 10-Q for the quarterly period ended May 31, 2007).
(k)(1)
Administration Agreement dated July 30, 2010 between GSC Investment Corp. and Saratoga Investment Advisors, LLC (incorporated by reference to Saratoga Investment Corp.'s Current Report on Form 8-K filed on August 3, 2010).
(k)(2)
Trademark License Agreement dated July 30, 2010 between Saratoga Investment Advisors, LLC and GSC Investment Corp. (incorporated by reference to Saratoga Investment Corp.'s Current Report on Form 8-K filed on August 3, 2010).
(k)(3)
Credit, Security and Management Agreement dated July 30, 2010 by and among GSC Investment Funding LLC, Saratoga Investment Corp., Saratoga Investment Advisors, LLC, Madison Capital Funding LLC and U.S. Bank National Association (incorporated by reference to Saratoga Investment Corp.'s Current Report on Form 8-K filed on August 3, 2010).

Exhibit Number	Description
(k)(4)	Amendment No. 1 to Credit, Security and Management Agreement dated February 24, 2012 by and among Saratoga Investment Funding LLC, Saratoga Investment Corp., Saratoga Investment Advisors, LLC, Madison Capital Funding LLC and U.S. Bank National Association (incorporated by reference to Saratoga Investment Corp.'s Current Report on Form 8-K filed on February 29, 2012).
(k)(5)
Form of Indemnification Agreement between Saratoga Investment Corp. and each officer and director of Saratoga Investment Corp. (incorporated by reference to Amendment No. 2 to Saratoga Investment Corp.'s Registration Statement on Form N-2 filed on January 12, 2007).
(k)(6)
Indenture, dated as of January 22, 2008, among GSC Investment Corp. CLO 2007, Ltd., GSC Investment Corp. CLO 2007, Inc. and U.S. Bank National Association (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 30, 2013).
(l)
Opinion and Consent of Sutherland Asbill & Brennan LLP, counsel for Saratoga Investment Corp. (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 30, 2013).
(m)	Not applicable.
(n)(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 29, 2013).
(n)(2)
Report of Ernst & Young LLP regarding the senior securities table contained herein (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 29, 2013).
(o)	Not applicable.
(p)	Not applicable.
(q)	Not applicable.
(r)
Code of Ethics of the Company adopted under Rule 17j-1 (incorporated by reference to Amendment No. 7 to the registrant's Registration Statement on Form N-2, File No. 333-138051, filed on March 22, 2007).
99.1	Statement of Computation of Ratios of Earnings to Fixed Charges (incorporated by reference to the registrant's Registration Statement on Form N-2, File No. 333-186323, filed on April 29, 2013).

Item 26.    Marketing Arrangements

        The information contained under the heading "Underwriting" on this Registration Statement is incorporated herein by reference.

Item 27.    Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$5,491
FINRA filing fee	6,538
New York Stock Exchange listing fees	26,050
Printing expenses(1)	25,000
Accounting fees and expenses(1)	80,000
Legal fees and expenses(1)	150,000
Miscellaneous(1)	6,921

Total	$300,000

(1)
The amounts set forth above, with the exception of the Securities and Exchange Commission fee, are in each case estimated. All expenses set forth above will be borne by the Registrant.

Item 28.    Persons Controlled by or Under Common Control

        The Registrant has one subsidiary, Saratoga Investment Funding LLC, a Delaware limited liability company. The Registrant owns 100% of the outstanding equity interests of Saratoga Investment Funding LLC.

        In addition, the Registrant may be deemed to control GSC Investment Corp. CLO 2007 Ltd, one of the Registrant's portfolio companies.

Item 29.    Number of Holders of Securities

        The following table sets forth the approximate number of record holders of the Company's common stock as of April 29, 2013.

Title of Class	Number of Record Holders
Common Stock, $0.001 par value	26

Item 30.    Indemnification

        Reference is made to Section 2-418 of the Maryland General Corporation Law, Article VII of the Registrant's charter and Article XI of the Registrant's Amended and Restated Bylaws.

        Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant's charter contains such a provision which eliminates directors' and officers' liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

        The Registrant's charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant's director or officer and at the Registrant's request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant's bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant's director or officer and at the Registrant's request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant's employees or agents or any employees or agents of the Registrant's predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant's charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case, a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation's receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Adviser and Administrator

        The investment advisory agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Saratoga Investment Advisors, LLC (the "investment adviser") and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of the investment adviser's services under the investment advisory agreement or otherwise as an investment adviser of the Registrant.

        The administration agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Saratoga Investment Advisors, LLC and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of Saratoga Investment Advisors, LLC's services under the administration agreement or otherwise as administrator for the Registrant.

        The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

        The Registrant has entered into indemnification agreements with its directors. The indemnification agreements are intended to provide the Registrant's directors the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement (an "Indemnitee"), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

Item 31.    Business and Other Connections of Investment Adviser

        A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled "Management." Additional information regarding the Adviser and its officers and directors will be set forth in its Form ADV to be filed with the Securities and Exchange Commission.

Item 32.    Location of Accounts and Records

        All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

  (1)
  the Registrant, Saratoga Investment Corp., 535 Madison Avenue, New York, New York 20022;

  (2)
  the Transfer Agent, American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, new York 10038;

  (3)
  the Custodian, U.S. Bank National Association, 214 N. Tryon Street, 12th Floor, Charlotte, North Carolina 28202; and

  (4)
  the Adviser, Saratoga Investment Advisors, LLC, 535 Madison Avenue, New York, New York 20022.

Item 33.    Management Services

        Not Applicable.

Item 34.    Undertakings

(1)
The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

(2)
Not applicable.

(3)
Not applicable.

(4)
Not applicable.

(5)
The Registrant undertakes that:

(a)
For the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)
For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)
Not applicable.

 SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, in the State of New York, on the 1st day of May 2013.

SARATOGA INVESTMENT CORP.
By:	/s/ CHRISTIAN L. OBERBECK
	Name:	Christian L. Oberbeck
	Title:	Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ CHRISTIAN L. OBERBECK Christian L. Oberbeck	Chief Executive Officer and Director (Principal Executive Officer)	May 1, 2013
/s/ RICHARD A. PETROCELLI Richard A. Petrocelli	Chief Financial Officer, Chief Compliance Officer and Secretary (Principal Financial and Accounting Officer)	May 1, 2013
* Michael J. Grisius	President and Director	May 1, 2013
* Steven M. Looney	Director	May 1, 2013
* Charles S. Whitman III	Director	May 1, 2013
* G. Cabell Williams	Director	May 1, 2013

*
Signed by Richard A. Petrocelli pursuant to a power of attorney signed by each individual on January 30, 2013.

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SARATOGA INVESTMENT CORP. EXPLANATORY NOTE
PART C—OTHER INFORMATION
  Item 25. Financial Statements and Exhibits
  Item 26. Marketing Arrangements
  Item 27. Other Expenses of Issuance and Distribution
  Item 28. Persons Controlled by or Under Common Control
  Item 29. Number of Holders of Securities
  Item 30. Indemnification
  Item 31. Business and Other Connections of Investment Adviser
  Item 32. Location of Accounts and Records
  Item 33. Management Services
  Item 34. Undertakings
SIGNATURES